Investment Risks - REYNOLDS BLUE CHIP GROWTH FUND	Jan. 31, 2026
Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk - The prices of the securities in which the Fund invests may decline in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. The impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could also negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. The risk of trade disputes with other countries, the possibility of changes to some international trade agreements, and government or regulatory actions, including the imposition of tariffs or other protectionist actions, could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time. The price declines of common stocks, in particular, may be steep, sudden and/or prolonged. Price and liquidity changes may occur in the market as a whole, or they may occur in only a particular company, industry, sector, or geographical region of the market. These effects could negatively impact the Fund’s performance.

Growth Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Growth Investing Risk - The investment adviser may be wrong in its assessment of a company’s potential for growth and the growth stocks the Fund holds may not grow as the investment adviser anticipates. Finally, there are periods when investing in growth stocks falls out of favor with investors and these stocks may underperform.
Technology Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Technology Companies Risk - Technology companies may be subject to greater business risks and may be more sensitive to changes in economic conditions than other companies. The earnings of technology companies may fluctuate more than those of other companies because of short product cycles (technological obsolescence) and competitive pricing. Finally, there are periods when investing in stocks of technology companies falls out of favor with investors and these stocks may underperform.
Consumer Discretionary Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Consumer Discretionary Companies Risk - The success of consumer product manufacturers and retailers is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. The earnings of such companies may also be closely tied to disposable household income and consumer spending.
Medium Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Medium Capitalization Companies Risk - There is a risk that the securities of medium capitalization companies may have limited liquidity and greater price volatility than securities of large capitalization companies, which can negatively affect the Fund’s ability to sell these securities at quoted market prices.
Smaller Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Smaller Capitalization Companies Risk - Small capitalization companies typically have relatively lower revenues, limited product lines and lack of management depth, and may have a smaller share of the market for their products or services, as compared to large and medium capitalization companies. There is a risk that the securities of small capitalization companies may have limited liquidity and greater price volatility than securities of large and medium capitalization companies, which can negatively affect the Fund’s ability to sell these securities at quoted market prices. Finally, there are periods when investing in small capitalization company stocks falls out of favor with investors and these stocks may underperform.
Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk – There are specific risks associated with investing in the securities of foreign companies, whether directly or in ADRs, not typically associated with investing in domestic companies. Risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country. The value of foreign securities and ADRs may change materially at times when U.S. markets are not open for trading. Policy and legislative changes in foreign countries and other events affecting global markets, such as the institution of tariffs by the U.S. or the United Kingdom’s exit from the European Union, may contribute to decreased liquidity and increased volatility in the financial markets. Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may apply to distributions from foreign companies. Further, with regard to the Fund’s investments in ADRs, ADRs may not track the price of the underlying securities.
High Portfolio Turnover Risk Member
Prospectus [Line Items]
Risk [Text Block]	High Portfolio Turnover Risk - High portfolio turnover necessarily results in greater transaction costs, such as brokerage commissions, which the Fund must pay and short-term capital gains (or losses) to investors. Greater transaction costs may reduce Fund performance. Distributions to shareholders of short-term capital gains are taxed as ordinary income under current federal income tax laws.

Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk - After a period of historically low interest rates as a result of actions taken by the U.S. government and the Federal Reserve in response to the COVID-19 pandemic, interest rates have begun to rise over the past year, which may adversely affect Fund performance.
Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk - Liquidity risk is the risk, due to certain investments trading in lower volumes or to market and economic conditions, that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects based on the Fund’s valuation of the investments. Events that may lead to increased redemptions, such as market disruptions, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Liquidity issues may also make it difficult to value the Fund’s investments. In stressed market conditions, the Fund may use a variety of tools to meet redemptions, including sales of portfolio securities, borrowing through its credit facility, or satisfying redemptions in‑kind by delivering portfolio securities rather than cash. These actions may be adverse to remaining shareholders or to shareholders receiving securities in‑kind
Changes in Tax Laws Member
Prospectus [Line Items]
Risk [Text Block]	Changes in Tax Laws - Tax law is subject to change, possibly with retroactive effect, or to different interpretations, and such changes or interpretations could adversely affect the Fund. For example, the Inflation Reduction Act of 2022 added a 15% alternative minimum tax on large corporations and a 1% excise tax on repurchases of stock by publicly traded corporations and certain affiliates. The recently enacted One Big Beautiful Bill Act made significant other changes to the U.S. Internal Revenue Code of 1986, as amended, including permanent reductions to tax rates and disallowance of deductions, that will materially impact funds and their investors. Any future changes are highly uncertain, and the impact on the Fund or its shareholders cannot be predicted. Prospective shareholders should consult their own tax advisors regarding the impact to them of possible changes in tax laws.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Investors in the Fund may lose money.